Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Point Bridge America First ETF
Shareholder Report [Line Items]
Fund Name	Point Bridge America First ETF
Class Name	Point Bridge America First ETF
Trading Symbol	MAGA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Point Bridge America First ETF for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investpolitically.com/investor-materials/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.investpolitically.com/investor-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Point Bridge America First ETF	$77	0.72%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The MAGA ETF was most heavily weighted in the industrials, financials, and energy sectors, which played significant and positive roles in the Fund’s overall performance. The financial sector performed the best, benefiting from sector-specific dynamics such as a higher interest rate environment and expected deregulation with the new administration. Utilities performed second-best, partly due to market volatility and the expectation of interest rate stabilization or cuts along with expected energy demands for new AI data centers. The industrials sector—which was the third-best performer—saw strength from ongoing infrastructure projects, defense spending, and manufacturing resilience. Materials was the largest detractor as inflation expectations continue to fall. The MAGA fund’s strategy inherently leads to a large underweight in Information Technology, where companies like Meta and Nvidia give heavily to Democrats, and their large market capitalizations cause them to disproportionately move the S&P 500’s performance both up and down.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/06/2017)
Point Bridge America First ETF NAV	14.49	17.61	11.03
S&P 500 TR	15.16	16.64	14.45
Point Bridge America First Index/GOP Stock Tracker TR Index	15.33	18.52	11.87

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.investpolitically.com/investor-materials/for more recent performance information. Visit https://www.investpolitically.com/investor-materials/ for more recent performance information.
Net Assets	$ 31,365,308
Holdings Count | $ / shares	151
Advisory Fees Paid, Amount	$ 192,931
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$31,365,308
Number of Holdings	151
Net Advisory Fee	$192,931
Portfolio Turnover	40%
30-Day SEC Yield	1.43%
30-Day SEC Yield Unsubsidized	1.43%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financial	21.6%
Industrial	16.8%
Consumer, Non-cyclical	14.5%
Consumer, Cyclical	14.0%
Energy	12.2%
Utilities	10.6%
Basic Materials	6.5%
Technology	2.0%
Communications	1.5%
Cash & Other	0.3%

Top 10 Issuers	(% of Net Assets)
HEICO Corporation	1.4%
Lennar Corporation	1.3%
Robinhood Markets, Inc.	0.8%
Goldman Sachs Group, Inc.	0.7%
EMCOR Group, Inc.	0.7%
United Rentals, Inc.	0.7%
Vistra Corporation	0.7%
Truist Financial Corporation	0.7%
Synchrony Financial	0.7%
Kroger Company	0.7%

Updated Prospectus Web Address	https://www.investpolitically.com/investor-materials/